Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 2,514,538	¥ 2,276,425
Available-for-sale debt securities, Allowance for credit losses	(172)	(153)	¥ 0
Available-for-sale debt securities, Gross unrealized gains	21,953	23,242
Available-for-sale debt securities, Gross unrealized losses	(320,779)	(124,623)
Available-for-sale debt securities, Fair value	2,215,540	2,174,891
Held-to-maturity securities, Amortized cost	115,461	114,312
Total amortized cost	2,629,999	2,390,737
Total allowance for credit losses	(172)	(153)
Total gross unrealized gains	37,478	44,371
Total gross unrealized losses	(320,883)	(124,623)
Total fair values	2,346,422	2,310,332
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	986,444	905,004
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	3,476	5,178
Available-for-sale debt securities, Gross unrealized losses	(194,045)	(77,569)
Available-for-sale debt securities, Fair value	795,875	832,613
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	388,286	333,449
Available-for-sale debt securities, Allowance for credit losses	(156)	(132)
Available-for-sale debt securities, Gross unrealized gains	736	2,482
Available-for-sale debt securities, Gross unrealized losses	(26,144)	(10,195)
Available-for-sale debt securities, Fair value	362,722	325,604
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	895,483	873,178
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	12,131	10,014
Available-for-sale debt securities, Gross unrealized losses	(85,948)	(33,632)
Available-for-sale debt securities, Fair value	821,666	849,560
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	45,298	29,349
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	29	112
Available-for-sale debt securities, Gross unrealized losses	(2,193)	(729)
Available-for-sale debt securities, Fair value	43,134	28,732
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	199,027	135,445
Available-for-sale debt securities, Allowance for credit losses	(16)	(21)
Available-for-sale debt securities, Gross unrealized gains	5,581	5,456
Available-for-sale debt securities, Gross unrealized losses	(12,449)	(2,498)
Available-for-sale debt securities, Fair value	192,143	138,382
Japanese government bond securities and other
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	115,461	114,312
Held-to-maturity securities, Allowance for credit losses	0	0
Held-to-maturity securities, Gross unrealized gains	15,525	21,129
Held-to-maturity securities, Gross unrealized losses	(104)	0
Held-to-maturity securities, Fair value	¥ 130,882	¥ 135,441